Dividend Payable	12 Months Ended
Dec. 31, 2018
Dividend Payable [Abstract]
DIVIDEND PAYABLE
21.	DIVIDEND PAYABLE

On January 20, 2017, the company paid 519,156 common share dividends.

On March 21, 2017, the company announced a dividend of US$0.036 per ordinary share which represents an amount equal to twenty-five percent (25%) of (i) the Company’s consolidated net income for the period beginning October 1, 2016 through December 31, 2016, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company’s Series A preferred shares for such period. On April 24, 2017, the Company has paid 129,872 common share dividends.

On May 26, 2017, the Company announced a dividend of US$0.047 per ordinary share which represents an amount equal to twenty-five percent (25%) of (i) the Company’s consolidated net income for the period beginning January 1,2017 through March 31,2017, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company’s Series A preferred shares for such period. the dividend was paid on June 23, 2017 to holders of record of the Company’s ordinary share on June 5, 2017. On June 23, 2017, the Company has paid 210,925 common share dividends.

As of December 31, 2018 and 2017, there were 25,288,003 and 23,758,817 ordinary shares issued and outstanding. Dividends payable on ordinary share as of December 31, 2018 and 2017 were US$480,000 and US$480,000, respectively.